Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Gains Or Losses On Financial Assets And Liabilities
Gains or losses on financial assets and liabilities

36.	Gains or losses on financial assets and liabilities

Gains (losses) on financial assets and liabilities (net) includes the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses derived from the sale and purchase thereof.

The breakdown of the balance of this item, by type of instrument, is as follows:

Thousand of reais	2022	2021	2020

Financial Assets Held For Trading (1)
Financial Assets Measured At Fair Value Through Profit Or Loss	1,626,177	1,555,837	711,949
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading (1)	3,445,525	3,519,626	12,122,794
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	(270,616)	205,016	172,828
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(239,777)	(665,853)	(239,054)
Financial Assets available-for-sale
Debt instruments	(42,552)	(432,510)	(207,011)
Equity instruments	(197,225)	(233,343)	(32,043)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	(407,973)	(4,392,844)	229,543
Total	4,153,336	221,782	12,998,060
(1)	Includes the exchange hedge of the Bank’s interest in Cayman (note 23).